Document and Entity Information	9 Months Ended
	Aug. 31, 2012	Oct. 15, 2012
Document And Entity Information
Entity Registrant Name	Berkshire Homes, Inc.
Entity Central Index Key	0001505124
Document Type	S-1
Document Period End Date	Aug 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--11-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		4,510,000
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012

BALANCE SHEETS (Unaudited) (USD $)	Aug. 31, 2012	Nov. 30, 2011	Nov. 30, 2010
ASSETS
Cash	$ 25,321		$ 23,254
Prepaid expenses	7,338	7,338
Total current assets	32,659	7,338	23,254
Total assets	32,659	7,338	23,254
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable and accrued interest	519,164	505,148
Due to related party	275	10,624
Advance from related party			274
Promissory notes	400,000
Total current liabilities	919,439	515,772	274
Total liabilities	919,439	515,772	274
Stockholders' Deficit
Common stock, $0.001 par value, 75,000,000 shares authorized; 4,510,000 shares issued and outstanding	4,510	4,510	4,510
Additional paid-in-capital	19,090	19,090	19,090
Deficit accumulated during the development stage	(910,380)	(532,034)	(620)
Total stockholders' deficit	(886,780)	(508,434)	22,980
Total liabilities and stockholders' deficit	$ 32,659	$ 7,338	$ 23,254

BALANCE SHEETS (Parenthetical) (USD $)	Aug. 31, 2012	Nov. 30, 2011	Nov. 30, 2010
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares	75,000,000	75,000,000	75,000,000
Common stock, issued shares	4,510,000	4,510,000	4,510,000
Common stock, outstanding shares	4,510,000	4,510,000	4,510,000

INCOME STATEMENTS (Unaudited) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended	18 Months Ended	27 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Nov. 30, 2010	Aug. 31, 2012	Aug. 31, 2011	Nov. 30, 2011	Nov. 30, 2011	Aug. 31, 2012
Income Statement [Abstract]
REVENUES		$ 6,000			$ 22,000	$ 22,000	$ 22,000	$ 22,000
OPERATING EXPENSES
Consulting fees				84,419	10,000	469,503	469,503	553,922
General and administrative	22,409	3,175	620	77,177	14,184	42,796	43,416	120,593
Professional fees	9,600	1,750		45,213	9,750	18,518	18,518	63,731
Management fees	34,960			144,382		20,472	20,472	164,854
Bad debt expense						2,125	2,125	2,125
Total Operating Expenses	66,969	4,925	620	351,191	33,934	553,414	554,034	905,225
OPRATING LOSS	(66,969)	1,075		(351,191)	(11,934)			(883,225)
Other Income (Expense)
Interest expense	(16,000)			(27,155)				(27,155)
Total Other Income (Expense)	(16,000)			(27,155)				(27,155)
NET LOSS	$ (82,969)	$ 1,075	$ 620	$ (378,346)	$ (11,934)	$ 531,414	$ 532,034	$ (910,380)
PER SHARE DATA
Loss per common share - basic and diluted	$ (0.02)	$ 0	$ 0	$ (0.08)	$ 0	$ (0.12)
Weighted average number of common shares outstanding-basic	4,510,000	4,510,000	3,381,154	4,510,000	4,510,000	4,510,000

STATEMENT OF STOCKHOLDERS’ EQUITY (USD $)	Common Stock	Additional Paid-In Capital	Deficit accumulated During development stage	Total
Beginning Balance, Amount at Jun. 24, 2010
Beginning Balance, Shares at Jun. 24, 2010
Common shares issued for cash at $0.001 09/10/2010, Shares	3,000,000
Common shares issued for cash at $0.001 09/10/2010, Amount	3,000			3,000
Common shares issued for cash at $0.01 11/18/2010, Shares	960,000
Common shares issued for cash at $0.01 11/18/2010, Amount	960	8,640		9,600
Common shares issued for cash at $0.02,Shares	550,000
Common shares issued for cash at $0.02, Amount	550	10,450		11,000
Net loss			(620)	(620)
Ending Balance, Amount at Nov. 30, 2010	4,510	19,090	(620)	22,980
Ending Balance, Shares at Nov. 30, 2010	4,510,000
Net loss			(531,414)	(531,414)
Ending Balance, Amount at Nov. 30, 2011	$ 4,510	$ 19,090	$ (532,034)	$ (508,434)
Ending Balance, Shares at Nov. 30, 2011	4,510,000

STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended	9 Months Ended		12 Months Ended	18 Months Ended	27 Months Ended
	Nov. 30, 2010	Aug. 31, 2012	Aug. 31, 2011	Nov. 30, 2011	Nov. 30, 2011	Aug. 31, 2012
OPERATING ACTIVITIES
Net loss	$ 620	$ (378,346)	$ (11,934)	$ 531,414	$ 532,034	$ (910,380)
Prepaid expenses			(5,000)	(7,338)	(7,338)	(7,338)
Accounts receivable			(6,100)	505,149	505,149
Accounts payable and accrued interest		14,016				519,165
Accounts payable - related party		(10,349)		10,349	10,349	274
Net cash used in operating activities	(620)	(374,679)	(23,034)	(23,254)	(23,874)	(398,279)
FINANCING ACTIVITIES
Loans from related parties - Directors and stockholders	274				274
Issuance of promissory notes	23,600	400,000			23,600	400,000
Sale of common stock						23,600
Net cash provided by financing activities	23,874	400,000			23,874	423,600
Net change in cash and equivalents		25,321	(23,034)	23,254		25,321
Cash and equivalents at beginning of the period	23,254				23,254	23,254
Cash and equivalents at end of the period		25,321	220			25,321
Supplemental cash flow information:
Cash paid for Interest
Cash paid for Taxes
Non-cash Activities

BASIS OF PRESENTATION	9 Months Ended
Aug. 31, 2012
Weighted average number of common shares outstanding-basic [Default Label]
NOTE 1 - BASIS OF PRESENTATION

The accompanying unaudited interim financial statements of Indigo International, Corp. (the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission, and should be read in conjunction with the audited financial statements and notes thereto contained in the Company's Form 10-Q. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements which would substantially duplicate the disclosures contained in the audited financial statements for the most recent fiscal year ended November 30, 2011 as reported in the Company’s most recent Annual Report on Form 10-K, have been omitted.

Reclassifications

Certain comparative figures have been reclassified to conform to the current period’s presentation.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Nov. 30, 2011
Accounting Policies [Abstract]
Note 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization and Description of Business

Indigo International, Corp. (“the Company”) was incorporated under the laws of the State of Nevada, U.S. on June 2, 2010. The Company is in the development stage as defined under Statement on Financial Accounting Standards Accounting Standards Codification FASB ASC 915-205 "Development-Stage Entities.” Since inception (June 2, 2010) through November 30, 2011 the Company has generated $22,000 in revenue and has accumulated losses of $532,034. The Company operates a consulting business in commercial cultivation of white mushrooms (agaricus bisporus), including but not limited to consulting in process engineering, improvement of production methods, fruiting techniques, spore measurements, mushroom quality, packaging, changes in growing on different strains or developing more adequate harvesting methods, quality of raw materials, recipe, homogeneity, logistics, the process of composting and hygiene and instructing and training of staff in Poland.

Going Concern

The financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. The Company has incurred losses since inception resulting in an accumulated deficit of $532,034 as of November 30, 2011 and further losses are anticipated in the development of its business raising substantial doubt about the Company’s ability to continue as a going concern. The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management intends to finance operating costs over the next twelve months with loans and/or private placement of common stock. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.

Cash and Cash Equivalents

For purposes of the Statement of Cash Flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents to the extent the funds are not being held for investment purposes.

Basic Income (Loss) Per Share

The Company computes loss per share in accordance with “ASC-260,” “Earnings per Share” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period. Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive.

Dividends

The Company has not adopted any policy regarding payment of dividends. No dividends have been paid during the period shown.

Income Taxes

The Company follows the liability method of accounting for income taxes. Under this method, deferred income tax assets and liabilities are recognized for the estimated tax consequences attributable to differences between the financial statement carrying values and their respective income tax basis (temporary differences). The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Advertising Costs

The Company’s policy regarding advertising is to expense advertising when incurred. The Company incurred advertising expense of $0 from Inception (June 2, 2010) to November 30, 2011.

Accounting Basis

The Company uses the accrual basis of accounting and accounting principles generally accepted in the United States of America (“GAAP” accounting).

Impairment of Long-Lived Assets

The Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. When such events or changes in circumstances are present, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Stock-Based Compensation

As of November 30, 2011 the Company has not issued any stock-based payments to its employees. Stock-based compensation is accounted for at fair value in accordance with ASC 718. To date, the Company has not adopted a stock option plan and has not granted any stock options.

Revenue Recognition

The Company recognizes revenue when there is a persuasive evidence of an arrangement, the amount of fees to be paid by the customer is fixed or determinable, products are fully delivered or services have been provided and collection is reasonably assured.

Accounts Receivable

Accounts receivables are carried at original invoice amounts less allowances made for doubtful receivables based on a review of year-end or period end accounts receivables. An allowance for doubtful accounts receivables is made and related bad debt expense is recorded when there is evidence that the Company will not be able to collect the amounts due according to original payment terms.

Fair value of financial instruments

The estimated fair values of financial instruments were determined by management using available market information and appropriate valuation methodologies. The carrying amounts of financial instruments including cash approximate their fair value because of their short maturities.

Recent pronouncements

The Company has evaluated the recent accounting pronouncements and believes that none of them will have a material effect on the Company’s financial statements.

GOING CONCERN	9 Months Ended
Aug. 31, 2012
Weighted average number of common shares outstanding-basic [Default Label]
NOTE 2 - GOING CONCERN

The financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. The Company has incurred losses since inception resulting in an accumulated deficit of $910,380 as of August 31, 2012 and further losses are anticipated in the development of its business raising substantial doubt about the Company’s ability to continue as a going concern. The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management anticipates financing operating costs over the next twelve months with loans and/or private placement of common stock. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.

COMMON STOCK	12 Months Ended
Nov. 30, 2011
Weighted average number of common shares outstanding-basic [Default Label]
Note 2. COMMON STOCK

The Company has 75,000,000 common shares authorized with a par value of $ 0.001 per share. On June 25, 2010, the Company issued 3,000,000 shares of its common stock at $0.001 per share for total proceeds of $3,000. On September 10, 2010, the Company issued 960,000 shares of its common stock at $0.01 per share for total proceeds of $9,600. On November 18, 2010, the Company issued 550,000 shares of its common stock at $0.02 per share for total proceeds of $11,000.

During the period from inception on June 2, 2010 to November 30, 2011, the Company sold a total of 4,510,000 shares of common stock for total cash proceeds of $23,600.

RELATED PARTY TRANSATIONS	9 Months Ended	12 Months Ended
	Aug. 31, 2012	Nov. 30, 2011
Weighted average number of common shares outstanding-basic [Default Label]
NOTE 3 - RELATED PARTY TRANSATIONS

During the nine months ended August 31, 2012, the Company incurred management fees of $144,382 to the sole director and officer of the Company.

As of August 31, 2012 and November 30, 2011 the Company had balances of $275 and $10,624, respectively owed for management fees and expense reimbursement to its sole director and officer.

A former director of the Company loaned $274 to the Company on June 2, 2010. The amount was outstanding at November 30, 2011.

During the year ended November 30, 2011, the Company incurred management fees of $20,472 to the sole director and officer of the Company. All the management fees accrued as at November 30, 2011 was paid and the outstanding balance of $10,349 was owed to the director and officer for expense reimbursement.

The amounts due to related parties are due on demand, non-interest bearing and unsecured.

PROMISSORY NOTES	9 Months Ended
Aug. 31, 2012
Weighted average number of common shares outstanding-basic [Default Label]
NOTE 4 - PROMISSORY NOTES

During the nine months ended August 31, 2012, the Company issued three promissory notes for total proceeds of $400,000 at the interest rate of 16% per annum. All three promissory notes are unsecured and payable on demand. During the nine months ended August 31, 2012, the Company recorded interest expense of $27,155 on the three promissory notes.

REVENUE	12 Months Ended
Nov. 30, 2011
Accounting Policies [Abstract]
Note 4. REVENUE

The Company realized $22,000 as revenue during the year ended November 30, 2011 per agreement with Ogrodnictwo Piotr Walkowiak dated September 27, 2010 for cultivation of mushrooms. The agreement expired during October, 2011.

COMMITMENTS	9 Months Ended	12 Months Ended
	Aug. 31, 2012	Nov. 30, 2011
Weighted average number of common shares outstanding-basic [Default Label]
NOTE 5 - COMMITMENTS

On October 21, 2011, the Company signed an office lease agreement for Brazilian Real 4,300 (US $2,525) per month expiring March 31, 2012. The lease agreement was extended on April 1, 2012 for an additional six months for Brazilian Real 4,859 (US $2,454) per month. The extension expired September 30, 2012 and the lease is currently on a month-to-month basis.

On October 21, 2011 the Company signed an office lease agreement at Brazilian Real 4,300 (US$2,325 at exchange rate on November 30, 2011) per month expiring March 31, 2012.

On October 25, 2012, the Company signed a management agreement with a private company of which the sole director and officer is a partner for Brazilian Real 18,000 (US$9,793 at exchange rate on November 30, 2011) per month.

INCOME TAXES	12 Months Ended
Nov. 30, 2011
Income Tax Disclosure [Abstract]
Note 5. INCOME TAXES

As of November 30, 2011, the Company had net operating loss carry forwards of $532,034 that may be available to reduce future years’ taxable income through 2030. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as their realization is determined not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.

Components of net deferred tax assets, including a valuation allowance, are as follows at November 30, 2011 and 2010.

	2011	2010
Deferred tax assets:
Net operating loss carry forward	$532,034	$620
Total deferred tax assets	186,212	217
Less: valuation allowance	(186,212)	(217)
Net deferred tax assets	$-	$-

The valuation allowance for deferred tax assets as of November 30, 2011 was $186,212. In assessing the recovery of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the periods in which those temporary differences become deductible. Management considers the scheduled reversals of future deferred tax assets, projected future taxable income, and tax planning strategies in making this assessment. As a result, management determined it was more likely than not the deferred tax assets would not be realized as of November 30, 2011.

Reconciliation between the statutory rate and the effective tax rate is as follows at November 30, 2011 and 2010:

	2011	2010
Federal statutory tax rate	(35.0)%	(35.0)%
Permanent difference and other	35.0%	35.0%
Effective tax rate	-%	-%

SUBSEQUENT EVENTS	12 Months Ended
Nov. 30, 2011
Subsequent Events [Abstract]
Note 7. SUBSEQUENT EVENTS

On each of January 20, 2012 and February 16, 2012 the Company issued promissory notes at gross amount of $100,000 each with interest calculated at the rate of sixteen (16%) per cent per annum from the date of advance to the date of payment. Both promissory notes are unsecured and payable on demand.

BASIS OF PRESENTATION (Policies)	9 Months Ended
Aug. 31, 2012
Weighted average number of common shares outstanding-basic [Default Label]
BASIS OF PRESENTATION

The accompanying unaudited interim financial statements of Indigo International, Corp. (the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission, and should be read in conjunction with the audited financial statements and notes thereto contained in the Company's Form 10-Q. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements which would substantially duplicate the disclosures contained in the audited financial statements for the most recent fiscal year ended November 30, 2011 as reported in the Company’s most recent Annual Report on Form 10-K, have been omitted.

GOING CONCERN (Details Narrative) (USD $)	Aug. 31, 2012
Weighted average number of common shares outstanding-basic [Default Label]
Accumulated deficit	$ 910,380

RELATED PARTY TRANSATIONS (Details Narrative) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended	18 Months Ended	27 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Nov. 30, 2010	Aug. 31, 2012	Aug. 31, 2011	Nov. 30, 2011	Nov. 30, 2011	Aug. 31, 2012
Weighted average number of common shares outstanding-basic [Default Label]
Incurred management fees	$ 34,960			$ 144,382		$ 20,472	$ 20,472	$ 164,854
Management fees due	$ 275			$ 275		$ 10,624	$ 10,624	$ 275

PROMISSORY NOTES (Details Narrative) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended	18 Months Ended	27 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Nov. 30, 2010	Aug. 31, 2012	Aug. 31, 2011	Nov. 30, 2011	Nov. 30, 2011	Aug. 31, 2012
Weighted average number of common shares outstanding-basic [Default Label]
Issuance of promissory notes			$ 23,600	$ 400,000			$ 23,600	$ 400,000
Interest expense	$ 16,000			$ 27,155				$ 27,155
Interest rate on notes payable				16.00%

COMMITMENTS (Details Narrative)	9 Months Ended
Aug. 31, 2012
Weighted average number of common shares outstanding-basic [Default Label]
Lease Expiration Date	Sep 30, 2012